Expense Example {- Fidelity® Diversified International Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 107
3 years	334
5 years	579
10 years	$ 1,283